Stock Options	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 9 - Stock Options

During the year ended December 31, 2014 and 2013, there were no stock options granted. During the year ended December 31, 2012, the Company cancelled all outstanding stock options.

At December 31, 2014, the total number of stock options available to be granted was 1,700,000 (December 31, 2013 – 1,700,000).